Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 7,038	$ 1,020	¥ 4,090	¥ 1,749